Segmented Information	12 Months Ended
Oct. 31, 2024
Segmented Information [abstract]
Segmented Information
NOTE 28: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results under four key

business segments: Canadian Personal and

Commercial Banking,

U.S. Retail,
Wealth Management and Insurance,

and Wholesale Banking. The Bank’s other activities

are grouped into the Corporate segment.
Canadian Personal and Commercial Banking

provides financial products and services

to personal, small business and commercial

customers, and includes TD
Auto Finance Canada. U.S. Retail is comprised

of personal and business banking in the

U.S., TD Auto Finance U.S., the U.S.

wealth business, as well as the
Bank’s equity investment in Schwab. Wealth Management

and Insurance includes the Canadian

wealth business which provides investment products

and services
to institutional and retail investors, and the insurance

business which provides property and casualty

insurance, as well as life and health insurance

products to
customers across Canada. Effective fiscal 2024,

certain asset management businesses

which were previously reported in the

U.S. Retail segment are now
reported in the Wealth Management and Insurance

segment. Comparative period information has

been adjusted to reflect the new alignment.

Wholesale Banking
provides a wide range of capital markets,

investment banking, and corporate banking

products and services, including underwriting

and distribution of new debt
and equity issues, providing advice on strategic

acquisitions and divestitures, and

meeting the daily trading, funding, and investment

needs of the Bank’s clients.
The Corporate segment includes the effects of

certain asset securitization programs,

treasury management, elimination of taxable

equivalent adjustments and
other management reclassifications, corporate

level tax items, and residual unallocated

revenue and expenses.
The results of each business segment reflect

revenue, expenses, and assets generated

by the businesses in that segment.

Due to the complexity of the Bank,
its management reporting model uses various

estimates, assumptions, allocations, and

risk-based methodologies for funds

transfer pricing, inter-segment
revenue, income tax rates, capital, indirect

expenses and cost transfers to

measure business segment results. The basis

of allocation and methodologies are
reviewed periodically to align with management’s

evaluation of the Bank’s business segments.

Transfer pricing of funds is generally applied at market rates.
Intersegment revenue is negotiated between

each business segment and approximates

the fair value of the services provided. Income

tax provision or recovery is
generally applied to each segment based on

a statutory tax rate and may be adjusted

for items and activities unique to each segment.

Amortization of intangibles
acquired as a result of business combinations

is included in the Corporate segment. Accordingly, net income for business segments is presented before
amortization of these intangibles.
Non-interest income is earned by the Bank

primarily through investment and

securities services, credit fees, trading

income, service charges, card services,

and
insurance revenues. Revenues from

investment and securities services are earned

predominantly in the Wealth Management

and Insurance segment. Revenues
from credit fees are primarily earned

in the Wholesale Banking and Canadian Personal

and Commercial Banking segments.

Trading income is earned within
Wholesale Banking. Both service charges

and card services revenue are mainly earned

in the U.S. Retail and Canadian Personal

and Commercial Banking
segments. Insurance revenue is earned in

the Wealth Management and Insurance segment.
Net interest income within Wholesale

Banking is calculated on a taxable equivalent

basis (TEB), which means that the value

of non-taxable or tax-exempt
income, primarily dividends, is adjusted

to its equivalent before-tax value. Using TEB allows

the Bank to measure income from all

securities and loans consistently
and makes for a more meaningful comparison

of net interest income with similar institutions.

The TEB adjustment reflected in Wholesale

Banking is reversed in the
Corporate segment.
The following table summarizes the segment

results for the years ended October 31, 2024

and October 31, 2023.
Results by Business Segment 1,2
(millions of Canadian dollars) For the years ended
October 31, 2024
Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail and Insurance Banking 3 Corporate 3 Total
Net interest income (loss) $ 15,697 $ 11,600 $ 1,226 $ 582 $ 1,367 $ 30,472
Non-interest income (loss) 4,093 2,113 12,309 6,704 1,532 26,751
Total revenue 19,790 13,713 13,535 7,286 2,899 57,223
Provision for (recovery of)
credit losses 1,755 1,532 – 317 649 4,253
Insurance service expenses – – 6,647 – – 6,647
Non-interest expenses

8,010 12,615 4,285 5,576 5,007 35,493
Income (loss) before income taxes
and share of net income from
investment in Schwab 10,025 (434) 2,603 1,393 (2,757) 10,830
Provision for (recovery of)
income taxes 2,806 200 648 275 (1,238) 2,691
Share of net income from

investment in Schwab
4,5 – 709 – – (6) 703
Net income (loss) $ 7,219 $ 75 $ 1,955 $ 1,118 $ (1,525) $ 8,842
October 31, 2023
Net interest income (loss) $ 14,192 $ 12,029 $ 1,064 $ 1,538 $ 1,121 $ 29,944
Non-interest income (loss) 4,125 2,261 10,566 4,280 (486) 20,746
Total revenue 18,317 14,290 11,630 5,818 635 50,690
Provision for (recovery of)
credit losses 1,343 928 1 126 535 2,933
Insurance service expenses – – 5,014 – – 5,014
Non-interest expenses

7,700 8,079 3,908 4,760 5,408 29,855
Income (loss) before income taxes
and share of net income

from investment in Schwab 9,274 5,283 2,707 932 (5,308) 12,888
Provision for (recovery of)

income taxes
2,586 658 706 162 (994) 3,118
Share of net income from
investment in Schwab 4,5 – 939 – – (75) 864
Net income (loss) $ 6,688 $ 5,564 $ 2,001 $ 770 $ (4,389) $ 10,634
Certain amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to

Note 4 for details.
2
The retailer program partners’

share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’

net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss).

The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
3
Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale

Banking is reversed in the Corporate segment.
4
The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge are recorded in the Corporate segment.
5
The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note

12 for further details.
Total Assets by Business Segment 1
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial Management Wholesale
Banking U.S. Retail and Insurance Banking Corporate
Total

As at October 31, 2024
Total assets $ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751
As at October 31, 2023
Total assets $ 560,303 $ 561,350 $ 22,293 $ 673,398 $ 137,795 $ 1,955,139
Certain balances as at October 31, 2023 have been restated for the adoption of IFRS 17 (refer to Note 4 for details)

and restated to reflect assets in the U.S. Retail Segment that were reported in the Corporate Segment (with no impact on the measurement of the related total assets in the Bank’s

Consolidated Financial Statements).
RESULTS BY GEOGRAPHY
For reporting of geographic results, segments

are grouped into Canada, United States,

and Other international. Transactions are primarily

recorded in the location
responsible for recording the revenue or assets.

This location frequently corresponds

with the location of the legal entity through which

the business is conducted
and the location of the customer.
Results by Geography 1
(millions of Canadian dollars) For the years ended As at

October 31 October 31

2024 2024
Total revenue Total assets
Canada $ 31,453 $ 1,146,243
United States 22,097 749,353
Other international 3,673 166,155
Total $ 57,223 $ 2,061,751
2023 2023
Canada $ 29,159 $ 1,043,638
United States 18,267 763,332
Other international 3,264 148,169
Total $ 50,690 $ 1,955,139
Certain amounts have been restated for the adoption of IFRS 17 as at and for the year ended October 31, 2023.

Refer to Note 4 for details.